ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2014
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES

5. ALLOWANCES FOR DOUBTFUL RECEIVABLES

The Group made provisions for doubtful accounts receivables in the aggregate amount of $359,733 and $5,482,019 during the year ended 2012 and 2013. The Group reversed provision for doubtful accounts receivables in the aggregate amount of $3,823,744 during the year ended December 31, 2014.

Analysis of allowances for accounts receivable is as follows:

	Year ended December 31,
	2012	2013	2014
Beginning of the year	$1,202,940	$1,592,467	$7,160,782
Allowances (Reversal) during the year	359,733	5,482,019	(3,823,744)
Foreign exchange effect	29,794	86,296	(147,928)
Closing balance	$1,592,467	$7,160,782	$3,189,110

As of December 31, 2013, the Group provided full allowance for certain long aging receivables based on available information on the customer's deteriorated credit risks and poor financial performance. In 2014, along with the recovery of solar industry and continued legal actions, the Group was able to collect payments on these receivable, as such, an allowance of $4,171,528 previously recorded has been reversed in 2014.